Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES MONEY MARKET OBLIGATIONS TRUST
Prospectus Date	rr_ProspectusDate	Feb. 28, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Federated Hermes California Municipal Cash TrustA Portfolio of Federated Hermes Money Market Obligations TrustWEALTH SHARES (TICKER CAIXX)
SERVICE SHARES (TICKER CACXX)
CASH II SHARES (TICKER CALXX)
CASH SERIES SHARES (TICKER CCSXX)
CAPITAL SHARES (TICKER CCCXX)SUPPLEMENT TO CURRENT SUMMARY PROSPECTUS AND PROSPECTUSOn February 15, 2024, the Board of Trustees of Federated Hermes Money Market Obligations Trust approved amending the principal investment strategies of Federated Hermes California Municipal Cash Trust (the “Fund”) to permit the Fund to regularly invest in securities subject to the federal alternative minimum tax (AMTs), rather than invest in such securities on an exception basis. This change is effective on May 6, 2024. As a result of the change, interest from the Fund’s investments and the Fund’s distributions to shareholders may be subject to AMT. Additionally, the Fund may have enhanced liquidity and diversification as a result of an expanded universe of investment opportunities.Accordingly, please see “What are the Fund’s [Main] Investment Strategies?” in the Fund’s current Summary Prospectus and Prospectus for details on the changes effective on May 6, 2024.February 28, 2024Federated Hermes California Municipal Cash Trust
Federated Hermes Funds
4000 Ericsson DriveWarrendale, PA 15086-7561Contact us at FederatedHermes.com/us
or call 1-800-341-7400.Federated Securities Corp., DistributorQ456329 (2/24)© 2024 Federated Hermes, Inc.Federated Hermes California Municipal Cash TrustA Portfolio of Federated Hermes Money Market Obligations TrustWEALTH SHARES (TICKER CAIXX)SUPPLEMENT TO CURRENT SUMMARY PROSPECTUS AND PROSPECTUSOn February 15, 2024, the Board of Trustees of Federated Hermes Money Market Obligations Trust approved amending the principal investment strategies of Federated Hermes California Municipal Cash Trust (the “Fund”) to permit the Fund to regularly invest in securities subject to the federal alternative minimum tax (AMT), rather than invest in such securities on an exception basis. This change is effective on May 6, 2024. As a result of the change, interest from the Fund’s investments and the Fund’s distributions to shareholders may be subject to AMT. Additionally, the Fund may have enhanced liquidity and diversification as a result of an expanded universe of investment opportunities.Accordingly, please see “What are the Fund’s [Main] Investment Strategies?” in the Fund’s current Summary Prospectus and Prospectus for details on the changes effective on May 6, 2024.February 28, 2024Federated Hermes California Municipal Cash Trust
Federated Hermes Funds
4000 Ericsson DriveWarrendale, PA 15086-7561Contact us at FederatedHermes.com/us
or call 1-800-341-7400.Federated Securities Corp., DistributorQ456330 (2/24)© 2024 Federated Hermes, Inc.
Federated Hermes California Municipal Cash Trust
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Federated Hermes California Municipal Cash TrustA Portfolio of Federated Hermes Money Market Obligations TrustWEALTH SHARES (TICKER CAIXX)
SERVICE SHARES (TICKER CACXX)
CASH II SHARES (TICKER CALXX)
CASH SERIES SHARES (TICKER CCSXX)
CAPITAL SHARES (TICKER CCCXX)SUPPLEMENT TO CURRENT SUMMARY PROSPECTUS AND PROSPECTUSOn February 15, 2024, the Board of Trustees of Federated Hermes Money Market Obligations Trust approved amending the principal investment strategies of Federated Hermes California Municipal Cash Trust (the “Fund”) to permit the Fund to regularly invest in securities subject to the federal alternative minimum tax (AMTs), rather than invest in such securities on an exception basis. This change is effective on May 6, 2024. As a result of the change, interest from the Fund’s investments and the Fund’s distributions to shareholders may be subject to AMT. Additionally, the Fund may have enhanced liquidity and diversification as a result of an expanded universe of investment opportunities.Accordingly, please see “What are the Fund’s [Main] Investment Strategies?” in the Fund’s current Summary Prospectus and Prospectus for details on the changes effective on May 6, 2024.February 28, 2024Federated Hermes California Municipal Cash Trust
Federated Hermes Funds
4000 Ericsson DriveWarrendale, PA 15086-7561Contact us at FederatedHermes.com/us
or call 1-800-341-7400.Federated Securities Corp., DistributorQ456329 (2/24)© 2024 Federated Hermes, Inc.Federated Hermes California Municipal Cash TrustA Portfolio of Federated Hermes Money Market Obligations TrustWEALTH SHARES (TICKER CAIXX)SUPPLEMENT TO CURRENT SUMMARY PROSPECTUS AND PROSPECTUSOn February 15, 2024, the Board of Trustees of Federated Hermes Money Market Obligations Trust approved amending the principal investment strategies of Federated Hermes California Municipal Cash Trust (the “Fund”) to permit the Fund to regularly invest in securities subject to the federal alternative minimum tax (AMT), rather than invest in such securities on an exception basis. This change is effective on May 6, 2024. As a result of the change, interest from the Fund’s investments and the Fund’s distributions to shareholders may be subject to AMT. Additionally, the Fund may have enhanced liquidity and diversification as a result of an expanded universe of investment opportunities.Accordingly, please see “What are the Fund’s [Main] Investment Strategies?” in the Fund’s current Summary Prospectus and Prospectus for details on the changes effective on May 6, 2024.February 28, 2024Federated Hermes California Municipal Cash Trust
Federated Hermes Funds
4000 Ericsson DriveWarrendale, PA 15086-7561Contact us at FederatedHermes.com/us
or call 1-800-341-7400.Federated Securities Corp., DistributorQ456330 (2/24)© 2024 Federated Hermes, Inc.